Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,236,971	$ 779,556
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Borrowings	1,236,971	779,556
Borrowings excluding obligations under finance lease | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	995,296	576,772
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	241,675	202,784
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	151,252	69,178
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	31,527	30,373
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	287,574	55,952
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	121,113	83,142
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	6,814	414,994
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	51,525	46,593
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	991	356
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	2,932
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	1,435	356
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	441
Borrowings excluding obligations under finance lease | More than 5 years | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings	547,230	35,936
Borrowings excluding obligations under finance lease | More than 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 37,510	$ 39,303